Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001395397
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PLUMB EQUITY FUND
Supplement Text Block	ck0001395397_SupplementTextBlock

WISCONSIN CAPITAL FUNDS, INC.

PLUMB BALANCED FUND

PLUMB EQUITY FUND

Supplement Dated April 14, 2014 to

Prospectus

Dated August 1, 2013

The purpose of this Supplement is to correct information relating to the annual total returns for the Balanced Fund's Blended Benchmark and for the Barclays Capital Intermediate Government/Credit Bond Index, a component of that Blended Benchmark, which was incorrect as a result of administrative error. The table below replaces, in its entirety, Table II on Page 7 of the Prospectus dated August 1, 2013.